Summary of significant accounting policies	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Summary of significant accounting policies	Summary of significant accounting policies
(a)    Basis of presentation
The accompanying unaudited condensed consolidated financial statements of ECARX Holdings Inc. (“the Company”) and its consolidated subsidiaries (the “Group”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted as permitted by rules and regulations of the United States Securities and Exchange Commission. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the consolidated financial statements of the Group as of and for the year ended December 31, 2024.
The accompanying unaudited condensed consolidated financial statements were prepared assuming the Group will continue as a going concern. The Group generated a net loss of US$72,639 and net cash outflows from operations of US$82,006 for the six months ended June 30, 2025. As of June 30, 2025, the Group’s consolidated current liabilities exceeded current assets in the amount of US$347,227.
The Company has evaluated plans to continue as a going concern which include, but are not limited to, (i) reducing discretionary capital and operating expenses (ii) obtaining additional facilities from banks and renewal of existing bank borrowings (iii) obtaining extended financial support from controlling shareholder and related parties (iv) accelerating pace of collections of amounts due from related and third parties to optimize operational efficiency and (v) exploring opportunities for further equity financing. Notwithstanding this, feasibility of some of these plans is contingent upon factors outside of the control of the Company and, as such, the Company concluded that substantial doubt about its ability to continue as a going concern has not been alleviated as of the reporting date.
In the opinion of the management, all adjustments (which include normal recurring adjustments) necessary to present a fair statement of the financial position as of June 30, 2025, the results of operations and cash flows for the six months ended June 30, 2024 and 2025, have been made.
The preparation of unaudited condensed consolidated financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the date of the unaudited condensed consolidated financial statements and reported revenues and expenses during the periods presented in the unaudited condensed consolidated financial statements and accompanying notes. Significant accounting estimates include, but are not limited to, the fair values of assets acquired and liabilities assumed and the consideration transferred in a business combination; service period of connectivity services; expected credit losses for accounts receivable, other non-current assets and amounts due from related parties; realizability of inventories; accrual for warranty obligations; useful lives and recoverability of property, equipment and intangible assets and right-of-use assets; the impairment of goodwill; recoverability of long-term investments; valuation allowance of deferred tax assets; fair values of share-based compensation awards, warrant liabilities; and incremental borrowing rates of the Group’s leases. Changes in facts and circumstances may result in these estimates to be revised. Actual results could differ from those estimates, and as such, differences may be material to the unaudited condensed consolidated financial statements.
(d) Risks and concentration
Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist principally of cash, restricted cash, short-term investments, accounts receivables, notes receivable, amounts due from related parties and other non-current assets.
The Group’s policy requires cash and restricted cash to be placed with high quality financial institutions. The Group regularly evaluates the credit standing of the counterparties or financial institutions.
The Group conducts credit evaluations on its customers prior to delivery of goods or services. The assessment of customer creditworthiness is primarily based on historical collection records, research of publicly available information and customer on site visits by senior management. Based on this analysis, the Group determines what credit terms, if any, to offer to each customer individually. If the assessment indicates a likelihood of collection risk, the Group will not deliver the services or sell the products to the customer or require the customer to pay cash to secure payment or to make significant down payments.
Concentration of customers and suppliers

The Group currently has a concentrated customer base with a limited number of key customers, particularly Zhejiang Geely Holding Group Co. Ltd. (“Geely Group”) and its subsidiaries.
The following table summarizes customers with greater than 10.0% of the accounts receivable - related parties, net:

	As of December 31,	As of June 30,
	2024	2025
Geely Group and its subsidiaries	83.3%	61.0%
The following table summarizes customers with greater than 10.0% of the accounts receivable - third parties, net:

	As of December 31,	As of June 30,
	2024	2025
Customer A, a third party	25.7%	43.9%
Customer B, a third party	54.1%	40.1%
Customers contributing more than 10.0% of total revenues were as follows:

	Six Months Ended June 30,
	2024	2025
Geely Group and its subsidiaries	79.4%	69.2%

The revenue above from Geely Group and its subsidiaries excluded the sales of SoC core modules or software licenses by the Group to its third-party customers that were integrated into infotainment and cockpit products and sold by such third-party customers to Geely Group and its subsidiaries.
The following table summarizes suppliers with greater than 10.0% of the accounts payable:

	As of December 31,	As of June 30,
	2024	2025
Supplier A, a third party	14.6%	15.5%
Supplier B, a third party	13.1%	15.5%
Supplier C, a third party	28.2%	11.8%
Suppliers contributing more than 10.0% of total purchases were as follows:

	Six Months Ended June 30,
	2024	2025
Supplier A, a third party	25.7%	12.1%
Supplier C, a third party	21.2%	16.7%
Supplier B, a third party	Less than 10.0%	18.9%
(e) Fair value measurements
Financial assets and liabilities of the Group primarily consist of cash, restricted cash, short-term investments, accounts receivable, amounts due from related parties, notes receivable, equity securities, short-term borrowings, accounts payable, notes payable, amounts due to related parties, warrant liabilities, convertible notes, and other payables included in accrued expenses and other current liabilities. The Group measures below assets and liabilities at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2024 and June 30, 2025:

Level 1 – Equity securities and public warrant liabilities using observable inputs in active markets;
Level 3 – Private warrant liabilities using unobservable inputs.

As of December 31, 2024 and June 30, 2025, the carrying values of other financial instruments approximate their fair values due to the short-term maturity of these instruments or their interest rates are comparable to the prevailing interest rates in the market.
(f)    Change in reporting currency
During the six-months ended June 30, 2025, the Company decided to change its reporting currency from Chinese Renminbi (“RMB”) to US$. This change was made as a result of the Company’s assessment that the change will help provide a clearer understanding of the Group’s financial performance to investors and improve comparability of the Group’s performance to peers, particularly due to the Group’s ongoing international expansion.
The change in the reporting currency is a voluntary change and is accounted for retrospectively. The comparative financial information presented has been translated into the new reporting currency as if the Group has always used US$ as the reporting currency.